April 18, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Davis Variable Account Fund, Inc. Post-Effective Amendment No. 15 under the Securities Act of 1933, File No. 333-76407, and Amendment No. 15 under the Investment Company Act of 1940, File No. 811-9293.
Dear Sir or Madam:
On behalf of Davis Variable Account Fund, Inc. (the “Company”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 15 to the Company’s Registration Statement on Form N-1A.
Reason for 485(b) Filing
1.	Reflect SEC comments to earlier 485(a) filing;
2.	Update financial statements;
3.	Attach required Exhibits referred to in Part C
Requested Effective Date
The Registrant requests an effective date of May 1, 2010.
Questions regarding this filing should be directed to me at (520) 434-3771, or in my absence to Ryan Charles at (520)434-3778.
Very truly yours,

Thomas Tays